OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                   	    Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Independence Fund
          Schedule of Investments  9/30/09 (unaudited)

Shares                                                            Value

          COMMON STOCKS - 98.8 %
          Energy - 6.3 %
          Integrated Oil & Gas - 2.1 %
238,008   Hess Corp.                                           $12,723,908
79,800    Petrobras Brasileiro SA (A.D.R.) *                    3,136,938
                                                               $15,860,846
          Oil & Gas Drilling - 1.2 %
106,000   Transocean Ltd. *                                    $9,066,180
          Oil & Gas Equipment & Services - 0.7 %
113,060   National-Oilwell Varco, Inc. *                       $4,876,278
          Oil & Gas Exploration & Production - 2.3 %
166,040   Devon Energy Corp.                                   $11,179,473
146,600   Southwestern Energy Co. * (b)                         6,256,888
                                                               $17,436,361
          Total Energy                                         $47,239,665
          Materials - 2.6 %
          Diversified Metals & Mining - 1.3 %
148,300   Freeport-McMoRan Copper & Gold, Inc. (Class B)       $10,174,863
          Industrial Gases - 1.3 %
117,700   Praxair, Inc.                                        $9,614,913
          Total Materials                                      $19,789,776
          Capital Goods - 13.3 %
          Aerospace & Defense - 5.7 %
350,450   Honeywell International, Inc.                        $13,019,218
51,500    Precision Castparts Corp.                             5,246,305
404,340   United Technologies Corp.                             24,636,436
                                                               $42,901,959
          Electrical Component & Equipment - 1.4 %
69,620    First Solar, Inc. * (b)                              $10,642,113
          Industrial Conglomerates - 5.0 %
225,200   3M Co.                                               $16,619,760
1,274,200 General Electric Co.                                  20,922,364
                                                               $37,542,124
          Industrial Machinery - 1.2 %
287,700   Ingersoll-Rand Plc (b)                               $8,823,759
          Total Capital Goods                                  $99,909,955
          Transportation - 1.3 %
          Air Freight & Couriers - 1.3 %
133,300   FedEx Corp.                                          $10,026,826
          Total Transportation                                 $10,026,826
          Consumer Services - 1.1 %
          Casinos & Gaming - 1.1 %
422,900   Las Vegas Sands Corp. *                              $7,121,636
          Total Consumer Services                              $7,121,636
          Media - 2.1 %
          Movies & Entertainment - 1.0 %
267,700   Time Warner, Inc.                                    $7,704,406
          Publishing - 1.1 %
668,000   Gannett Co. (b)                                      $8,356,680
          Total Media                                          $16,061,086
          Retailing - 3.4 %
          Apparel Retail - 0.6 %
112,800   Aeropostale, Inc. *                                  $4,903,416
          Computer & Electronics Retail - 0.8 %
162,000   Best Buy Co., Inc. (b)                               $6,078,240
          Home Improvement Retail - 1.2 %
415,000   Lowe's Companies, Inc.                               $8,690,100
          Specialty Stores - 0.8 %
252,900   Staples, Inc. (b)                                    $5,872,338
          Total Retailing                                      $25,544,094
          Food & Drug Retailing - 4.0 %
          Drug Retail - 4.0 %
837,720   CVS/Caremark Corp.                                   $29,940,113
          Total Food & Drug Retailing                          $29,940,113
          Food, Beverage & Tobacco - 3.3 %
          Packaged Foods & Meats - 0.3 %
45,000    Nestle SA (A.D.R.)                                   $1,917,495
          Soft Drinks - 3.0 %
147,000   Coca-Cola Co.                                        $7,893,900
377,100   Dr Pepper Snapple Group, Inc. *                       10,841,625
178,400   Hansen Natural Corp. *                                6,554,416
                                                               $25,289,941
          Total Food, Beverage & Tobacco                       $27,207,436
          Household & Personal Products - 2.0 %
          Household Products - 2.0 %
143,200   Colgate-Palmolive Co.                                $10,923,296
          Total Household & Personal Products                  $10,923,296
          Health Care Equipment & Services - 1.7 %
          Health Care Equipment - 1.7 %
442,242   Insulet Corp. * (b)                                  $4,966,378
29,660    Surgical Intuitive, Inc. * (b)                        7,778,335
                                                               $12,744,713
          Total Health Care Equipment & Services               $12,744,713
          Pharmaceuticals & Biotechnology - 13.4 %
          Biotechnology - 7.2 %
172,540   Advanced Magnetics, Inc. * (b)                       $7,536,547
62,600    Alexion Pharmaceuticals, Inc. *                       2,788,204
677,520   Gilead Sciences, Inc. *                               31,558,882
322,600   Vertex Pharmaceuticals Inc. *                         12,226,540
                                                               $54,110,173
          Pharmaceuticals - 6.2 %
193,000   Allergan, Inc.                                       $10,954,680
1,234,160 Bristol-Myers Squibb Co.                              27,793,283
1,130,380 Cardiome Pharma Corp. *                               4,894,545
                                                               $43,642,508
          Total Pharmaceuticals & Biotechnology                $97,752,681
          Diversified Financials - 5.5 %
          Asset Management & Custody Banks - 1.9 %
21,900    Blackrock, Inc.                                      $4,748,358
342,300   The Bank of New York Mellon Corp.                     9,923,277
                                                               $14,671,635
          Consumer Finance - 0.5 %
113,279   American Express Co. (b)                             $3,840,158
          Diversified Finance Services - 3.1 %
224,462   Bank of America Corp.                                $3,797,897
2,787,400 Citigroup, Inc.                                       13,491,016
129,900   J.P. Morgan Chase & Co.                               5,692,218
                                                               $22,981,131
          Total Diversified Financials                         $41,492,924
          Insurance - 1.4 %
          Multi-Line Insurance - 1.4 %
313,500   Loews Corp.                                          $10,737,375
          Total Insurance                                      $10,737,375
          Software & Services - 12.2 %
          Application Software - 1.4 %
1,073,300 TIBCO Software, Inc. *                               $10,185,617
          Data Processing & Outsourced Services - 1.3 %
48,140    MasterCard, Inc. (b)                                 $9,731,501
          Systems Software - 9.5 %
295,860   BMC Software, Inc. *                                 $11,103,626
221,680   McAfee, Inc. * (b)                                    9,707,367
1,104,100 Microsoft Corp.                                       28,585,149
1,049,950 Oracle Corp.                                          21,880,958
                                                               $71,277,100
          Total Software & Services                            $91,194,218
          Technology Hardware & Equipment - 12.3 %
          Communications Equipment - 3.3 %
640,900   Brocade Communications Systems, Inc. *               $5,037,474
1,611,400 Motorola, Inc. (b)                                    13,841,926
115,110   Riverbed Technology, Inc. (b)                         2,527,815
63,540    Research In Motion, Inc. *                            4,292,127
                                                               $25,699,342
          Computer Hardware - 4.5 %
181,200   Apple, Inc. *                                        $33,589,044
          Computer Storage & Peripherals - 4.5 %
1,370,600 EMC Corp. *                                          $23,355,024
298,380   NETAPP, Inc. * (b)                                    7,960,778
73,700    Western Digital Corp. *                               2,692,261
                                                               $34,008,063
          Total Technology Hardware & Equipment                $93,296,449
          Semiconductors - 12.6 %
106,300   Broadcom Corp. *                                     $3,262,347
1,811,400 Intel Corp.                                           35,449,098
925,340   Marvell Technology Group, Ltd. *                      14,981,255
1,755,060 ON Semiconductor Corp. * (b)                          14,479,245
429,601   Taiwan Semiconductor Manufacturing Co. (A.D.R.) *     4,708,427
783,500   Texas Instruments, Inc.                               18,561,115
                                                               $91,441,487
          Total Semiconductors                                 $91,441,487
          TOTAL COMMON STOCKS
          (Cost  $651,582,524)                                 $732,423,730
Principal
Amount    TEMPORARY CASH INVESTMENTS - 7.1%
          Securities Lending Collateral  - 7.1% (c)
          Certificates of Deposit:
 $2,558,21Bank of Nova Scotia 0.25%, 11/17/09                  $2,558,215
2,700,338 BNP Paribas NY, 0.3%, 11/17/09                        2,700,338
1,705,477 Rabobank Nederland NY, 0.24%, 12/11/09                1,705,477
1,705,477 Societe Generale, 0.27%, 12/4/09                      1,705,477
1,705,477 Toronto Dominion, 0.23%, 12/16/09                     1,705,477
                                                               $10,374,984
          Commercial Paper:
2,841,408 BBVA London, 0.29%, 11/6/09                          $2,841,408
1,704,338 CBA Financial, 0.27%, 12/29/09                        1,704,338
1,704,411 HND AF, 0.30%, 12/15/09                               1,704,411
1,420,643 HSBC, 0.24%, 12/2/09                                  1,420,643
284,127   HSBC, 0.24%, 12/3/09                                   284,127
2,556,834 NABPP, 0.29%, 12/7/09                                 2,556,834
2,842,461 Cafco, 0.40%, 10/1/09                                 2,842,461
2,131,775 Char FD, 0.30%, 10/5/09                               2,131,775
710,477   Char FD, 0.28%, 10/26/09                               710,477
852,324   Ciesco, 0.33%, 11/23/09                                852,324
852,342   Ciesco, 0.25%, 12/7/09                                 852,342
1,307,401 Fasco, 0.20%, 10/19/09                                1,307,401
1,420,931 Kithaw, 0.23%, 11/3/09                                1,420,931
1,790,186 Old LLC, 0.30%, 10/16/09                              1,790,186
1,137,951 Old LLC, 0.32%, 10/15/09                              1,137,951
1,420,558 Ranger, 0.24%, 12/11/09                               1,420,558
1,349,912 TB LLC, 0.20%, 10/5/09                                1,349,912
574,351   GE, 0.23%, 10/26/09                                    574,351
992,092   Santander U.S. Debt, 0.37%, 11/20/09                   992,092
                                                               $27,894,522
          Tri-party Repurchase Agreements:
8,243,137 Deutsche Bank, 0.06%, 10/1/09                        $8,243,137
3,756,995 Barclays Capital Markets, 0.01%, 10/1/09              3,756,995
                                                               $12,000,132
Shares
          Money Market Mutual Fund:
1,136,984 Dreyfus Preferred Money Market Fund                  $1,136,981
1,421,231 Fidelity Prime Money Market Fund                      1,421,231
                                                               $2,558,212
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $52,827,850)                                  $52,827,850

          TOTAL INVESTMENT IN SECURITIES - 104.9%
          (Cost  $704,410,374) (a)                             $785,251,580

          OTHER ASSETS AND LIABILITIES - (4.9)%               $(36,846,039)

          TOTAL NET ASSETS - 100.0%                            $748,405,541

*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $717,117,567 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost           $131,658,254

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value            (63,524,241)

          Net unrealized gain                                  $68,134,013

(b)       At September 30, 2009, the following securities were out on loan:

Shares                          Security                          Value
170,800   Advanced Magnetics, Inc. *                           $7,460,544
55,200    American Express Co.                                  1,871,280
89,400    Best Buy Co., Inc.                                    3,354,288
6,300     Continental Airlines, Inc.                             103,572
68,900    First Solar, Inc. *                                   10,532,034
31,100    Gannett Co.                                            389,061
20,300    Ingersoll-Rand Plc                                     622,601
437,800   Insulet Corp. *                                       4,916,494
1,400     Surgical Intuitive, Inc. *                             367,150
46,600    MasterCard, Inc.                                      9,420,190
54,500    McAfee, Inc. *                                        2,386,555
1,700     Motorola, Inc.                                         14,603
295,300   NETAPP, Inc. *                                        7,878,604
29,400    ON Semiconductor Corp. *                               242,550
18,700    Riverbed Technology, Inc.                              410,652
24,900    Southwestern Energy Co. *                             1,062,732
2,000     Staples, Inc.                                          46,440
          Total                                                $51,079,350

(c)   Securities lending collateral is managed by Credit Suisse, New York
Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                         Level 1      Level 2     Level 3       Total
Common Stocks           $732,423,730    $0          $0      $732,423,730
Temporary Cash Investments 2,558,212  50,269,638     0        52,827,850
Total                   $734,981,942 $50,269,638    $0      $785,251,580


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.